American Century Capital Portfolios, Inc.
Statement of Additional Information Supplement

Equity Income Fund ¡ Equity Index Fund
Large Company Value Fund ¡ NT Large Company Value Fund
Mid Cap Value Fund ¡ NT Mid Cap Value Fund
Real Estate Fund ¡ Small Cap Value Fund ¡ Value Fund

Supplement dated October 1, 2010 ¡ Statement of Additional Information dated August 1, 2010

The following entry is added to the Accounts Managed table on page 43. Account information is provided as of September 28, 2010.

Accounts Managed
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts including incubation strategies and corporate money)
Matt Titus	Number of Accounts	5	0	3
	Assets	$1.6 billion(1)	N/A	$78.6 million

1	Includes $1.0 billion in Large Company Value and $370.1 million in NT Large Company Value.

The following entry replaces the Large Company Value entry under the Ownership of Securities section on page 46. Account information is provided as of September 30, 2010.

Large Company Value
Charles A. Ritter	E
Brendan Healy	E
Matt Titus	D

The following entry replaces the NT Large Company Value entry under the Ownership of Securities section on page 46. Account information is provided as of September 30, 2010.

NT Large Company Value
Charles A. Ritter(1)	A
Brendan Healy(1)	A
Matt Titus(1)	A

1	The portfolio managers cannot invest directly in this fund, which is available for purchase only by certain funds of funds advised by American Century Investments.

Effective November 30, 2010.

The entry for Charles A. Ritter in the Accounts Managed table on page 43 of the statement of additional information is deleted.

The entry for Charles A. Ritter in the Ownership of Securities table on page 46 of the statement of additional information is deleted.

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

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